Shareholder Fees - John Hancock High Yield Municipal Bond Fund	Jun. 23, 2022 USD ($)
Class A
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage)	4.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Shareholder Fee, Other	$ 20
Class C
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage)	none
Maximum Deferred Sales Charge (as a percentage)	1.00%
Shareholder Fee, Other	$ 20
Class I
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage)	none
Maximum Deferred Sales Charge (as a percentage)	none
Shareholder Fee, Other	none
Class R6
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage)	none
Maximum Deferred Sales Charge (as a percentage)	none
Shareholder Fee, Other	none